Note 5 - Consolidated Financial Statement Details	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Additional Financial Information Disclosure [Text Block]

5.           Consolidated Financial Statement Details

Cash, cash equivalents and short-term investments

Cash and cash equivalents consist of the following (in thousands):

	December 31,
	2013	2012
Cash	$798	$31,024
Money market deposit accounts	28,022	—
Money market funds	1,293	44
	$30,113	$31,068

 IPC accounts for its short-term investments under ASC 320, “Investments - Debt and Equity Securities”. Management determines the appropriate classification of its debt securities at the time of purchase and reevaluates such designation as of each balance sheet date. IPC had short-term investments of $0.2 million at December 31, 2013 and $1.5 million at December 31, 2012.

At December 31, 2013, the contractual maturities of IPC’s investment portfolio are less than one year. The gains and losses from the sale of available-for-sale securities have not been significant to date.

Restricted cash equivalents and restricted short-term investments

As of December 31, 2013 and December 31, 2012, restricted cash equivalents and restricted short-term investments consisted of $1.0 million each, respectively. The $1.0 million is used as collateral for a letter of credit of the same amount, which secures the Company’s obligations under the office space lease for IPC’s former corporate headquarters.

Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2013	2012
Prepaid insurance	$84	$60
Prepaid rent	41	39
Prepaid taxes	16	50
Other	3	20
	$144	$169

Property and equipment

Property and equipment, net, consists of the following (in thousands):

	December 31,
	2013	2012
Computer and office equipment	$35	$35
Furniture and fixtures	360	365
Leasehold improvements	23	23
Software	23	24
	441	447
Less accumulated depreciation	(440)	(415)
	$1	$32

Depreciation expense was $14,000 and $20,000 for the years ended December 31, 2013 and 2012, respectively.

Accrued expenses

Accrued expenses consist of the following (in thousands):

	December 31,
	2013	2012

Deferred rent	$—	$226
Accrued lease obligations (see Note 6)	229	95
Other	24	25
	$253	$346

During the year ended December 31, 2013, IPC discontinued using this facility and subleased the entire premises to an unrelated business for the remainder of IPC’s lease term. In evaluating our continuing lease obligations for this facility, IPC must make assumptions regarding the estimated future sublease income relative to this facility. These estimates and assumptions are affected by area-specific conditions such as new commercial development, market occupancy rates and future market prices. As a result of the current conditions in the real estate market where this IPC property is located and the inherent risks associated with its sub-lessee, the Company recorded a charge of $606,000 in the year ended December 31, 2013, representing the difference between IPC’s lease obligations and broker fees associated with this facility and the sub-lease income it expects to receive through February 2017, the expiration of our leasehold interest. Also included in the charge is an impaired asset for leasehold improvements of $14,000. The charge was offset by the unamortized portion of deferred rent, as rent expense was recognized on a straight-line base over the life of the lease. The Company recorded this charge in the statement of operations in general and administrative expenses. If this estimate or the related assumptions change in the future, IPC may be required to record a charge to increase its existing accrual.

In 2012, IPC subleased the entire facility to two unrelated entities for the remainder of IPC’s lease term, at a formerly occupied facility in San Francisco, California. In evaluating its continuing lease obligations, IPC must make assumptions regarding the estimated future sublease income relative to this facility. These estimates and assumptions are affected by area-specific conditions such as new commercial development, market occupancy rates and future market prices. As a result of the current conditions in the real estate market where this IPC property is located and the inherent risks associated with its sub-lessees, the Company recorded a charge of $95,000 in 2012, representing the difference between IPC’s lease obligations for this facility and sub-lease income it expects to receive, based on sub-leases entered into, for the duration of the lease. If this estimate or the related assumptions change in the future, IPC may be required to record a charge to increase its existing accrual. See also Note 6.